Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2016
Registrant Name	dei_EntityRegistrantName	Exchange Listed Funds Trust
Central Index Key	dei_EntityCentralIndexKey	0001547950
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 27, 2017
Document Effective Date	dei_DocumentEffectiveDate	Mar. 27, 2017
Prospectus Date	rr_ProspectusDate	Aug. 29, 2016
Knowledge Leaders Developed World ETF
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Supplement Text Block	elflga_ProspectusSupplmentTextBlock

EXCHANGE LISTED FUNDS TRUST

Gavekal Knowledge Leaders Developed World ETF (the “Fund”)

Supplement dated March 27, 2017 to the Fund’s Currently Effective

Prospectus and Statement of Additional Information (“SAI”)

This supplement provides new and additional information beyond that contained in the currently effective Prospectus and SAI for the Fund and should be read in conjunction with those documents.

Effective March 31, 2017, the name of the Gavekal Knowledge Leaders Developed World ETF will change to “Knowledge Leaders Developed World ETF.” All references to the Fund’s name are hereby revised accordingly.

Effective immediately, the Fund’s website, www.gavekalfunds.com, is changed to: www.knowledgeleadersfunds.com. All references to the Fund’s website are hereby revised accordingly.

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For more information about the changes described in this notice, please call 1-844-GAVEKAL (1-844-428-3525).

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.